Employment and Compensation Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount

	Three Months Ended March 31,
	2020	2019
Share-based compensation expense	$17,469	$3,176
Tax benefit recognized	$(2)	$78

Summary of stock option activity

			Weighted-Average
		Weighted	Remaining	Aggregate
	Number of	Average Exercise	Contractual Life	Intrinsic
	Options	Price per Share	(in years)	Value
Balance at December 31, 2019	20,880,225	$12.18	7.3	$105,119
Forfeited	(334,295)	13.95	0	—
Exercised	(3,715,455)	9.53	0	—
Outstanding as of March 31, 2020	16,830,475	$12.73	6.9	$137,329
Vested and exercisable at March 31, 2020	11,605,933	$12.79	6.5	$92,785

	Number	Weighted	Weighted Average	Aggregate
	of	Average Exercise	Remaining	Intrinsic
	Options	Price per Share	Contractual Life	Value
Outstanding as of December 31, 2018	185,601	$1,587.00	8.5	$13,293
2019 Transaction Related Modified options	24,339,097	—	—	—
Balance at December 31, 2018, as modified	24,524,698	12.44	8.5	13,293
Granted	2,321,348	17.55	7.7	5,431
Expired	(463,919)	11.47	—	—
Forfeited	(2,840,539)	12.97	—	—
Modified	(244,829)	13.36
Exercised	(2,416,534)	6.63	—	—
Outstanding as of December 31, 2019	20,880,225	$12.18	7.3	$105,119
Vested and exercisable at December 31, 2019	16,110,638	$11.12	7.0	$94,181

Share-based Payment Arrangement, Restricted Stock Unit, Activity

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding as of December 31, 2019	293,182	$16.75
Vested	(169,842)	16.86
Outstanding as of March 31, 2020	123,340	$16.60

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding as of December 31, 2018	—	$—
Granted	327,398	16.66
Vested	(34,216)	15.90
Outstanding as of December 31, 2019	293,182	$16.75